Note 16 - Restricted Cash (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of restricted cash and cash equivalents [text block]
(US dollars in thousands)	2019	2018	2017
Bank guarantee security deposit	816	-	-
Preferred supplier agreement escrow	503	-	-
Total	1,319	-	-